Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	$ 1,361	$ 576	$ 773
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	1,361	576	773
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	286	121	271
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	(29,672)	(23,526)	(14,740)	$ (15,351)
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax	(20,116)	(2,928)	(3,005)	(292)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(49,788)	(26,454)	(17,745)	$ (15,643)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	(2,971)	(8,786)	611
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, after Tax	(15,562)	77	(2,713)
Other Comprehensive (Income) Loss, Defined Benefit Plan, before Reclassification Adjustment, after Tax	(4,046)	(9,241)	109
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, before Reclassification Adjustments, after Tax	(17,586)	1,261	(2,713)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(21,632)	(7,980)	(2,604)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	1,075	455	502
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	3,099	(729)	502
Other Comprehensive Income (Loss), Net of Tax	(18,533)	(8,709)	(2,102)
Gain (Loss) on Sale of Investments	2,271	(1,821)	0
Other than Temporary Impairment Losses, Investments	0	0	0
Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, before Tax	2,562	(1,821)	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	538	(637)	0
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	2,024	(1,184)	0
Debt Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	2,024	(1,184)	0
Adjustments for New Accounting Pronouncement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax		(23,526)
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax		(3,923)
Accumulated Other Comprehensive Income (Loss), Net of Tax		(27,449)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		(3,806)
Other Comprehensive Income (Loss), Net of Tax	(18,533)	(8,709)	$ (2,102)
Accumulated Other Comprehensive (Loss) Income | Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		(3,175)
Accumulated Other Comprehensive (Loss) Income | Debt Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		(631)
Accumulated Other Comprehensive (Loss) Income | Accounting Standards Update 2016-01 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets		$ (995)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Sale of Investments	$ 2,562